Investment Accounted for Using the Equity Method (Details Narrative) - shares	Jul. 10, 2023	Dec. 31, 2024
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Proportion of ownership interest in associate	14.00%
Coinsquare [Member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Proportion of ownership interest in associate	34.00%
Shares received	89,429
Shares exchanged	12,518,473
WonderFi Transaction [Member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Shares received	1,353,770
Shares exchanged	86,962,640
Maximum [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Increase in percentage of ownership interest		20.00%